Revision of Previously Issued Financial Statements (Unaudited) (Details) - USD ($)	Feb. 07, 2022	Nov. 10, 2021	Feb. 05, 2021	Nov. 10, 2020	Aug. 12, 2020	May 11, 2020
Revision of Previously Issued Financial Statements (Unaudited) (Details) [Line Items]
Amount deposited into trust account	$ 546,991			$ 460,000	$ 460,000
Sponsor [Member]
Revision of Previously Issued Financial Statements (Unaudited) (Details) [Line Items]
Amount deposited into trust account		$ 546,991	$ 594,467			$ 460,000